LVIP American Global Growth Fund and LVIP American Global Small Capitalization Fund (each, a “Fund”) Supplement Dated August 31, 2012 to each Fund’s Prospectus Dated April 30, 2012

This Supplement updates certain information in each Fund’s Prospectus. You may obtain copies of each Fund’s Prospectus and Summary Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

LVIP American Global Growth Fund

Effective September 1, 2012, the following information replaces similar text on Page 4 of the Prospectus:

Portfolio Manager(s) Of Master Fund	Company Title	Experience With Fund
Martin Jacobs	Senior Vice President, Capital World Investors	Since 2009
Steven T. Watson	Senior Vice President, Capital World Investors	Since 2002
Paul A. White	Senior Vice President, Capital World Investors	Since 2004

The following information replaces similar text on Pages 6 and 7 of the Prospectus:

				Approximate Years of Experience as an Investment Professional
Portfolio Manager (Fund Title, If Applicable)	Primary Title With CRMC (or Affiliate)	Years of Experience as Portfolio Manager (and Research Professional, if Applicable (approximate))	Portfolio Manager’s Role in the Management of the Master Fund	With CRMC or Affiliates	Total Years

Martin Jacobs	Senior Vice President, Capital World Investors	3 years	An equity portfolio counselor	11	24
Steven T. Watson	Senior Vice President, Capital World Investors	10 years (plus 4 years prior experience as an investment analyst for the Master Fund)	An equity portfolio counselor	22	25
Paul A. White	Senior Vice President, Capital World Investors	8 years (plus 5 years prior experience as an investment analyst for the Master Fund)	An equity portfolio counselor	13	24

LVIP American Global Small Capitalization

Effective October 1, 2012, the following information replaces similar text on Page 3 of the Prospectus:

Portfolio Manager(s) Of Master Fund	Company Title	Experience With Fund
Gordon Crawford	Senior Vice President, Capital Research Global Investors	Since 1998
Mark E. Denning	Senior Vice President, Capital Research Global Investors	Since 1998
J. Blair Frank	Senior Vice President, Capital Research Global Investors	Since 2003
Harold H. La	Senior Vice President, Capital Research Global Investors	Since 2008
Kristian Stromsoe	Senior Vice President, Capital Research Global Investors	Since 2012

The following information replaces similar text on Page 7 of the Prospectus:

				Approximate Years of Experience as an Investment Professional
Portfolio Manager (Fund Title, If Applicable)	Primary Title With CRMC (or Affiliate)	Years of Experience as Portfolio Manager (and Research Professional, if Applicable (approximate))	Portfolio Manager’s Role in the Management of the Master Fund	With CRMC or Affiliates	Total Years
Gordon Crawford	Senior Vice President, Capital Research Global Investors	14 years	An equity portfolio counselor	41	41
Mark Denning	Senior Vice President, Capital Research Global Investors	14 years	An equity portfolio counselor	30	30
J. Blair Frank	Senior Vice President, Capital Research Global Investors	9 years	An equity portfolio counselor	18	1
Harold H. La	Senior Vice President, Capital Research Global Investors	4 years (plus 4 years experience as investment analyst for the Master Fund)	An equity portfolio Counselor	13	14
Kristian Stromsoe	Senior Vice President, Capital Research Global Investors	Less than 1 year (effective October 1, 2012)	An equity portfolio counselor	12	15

Please keep this Supplement with your Prospectus and other important records.

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